Loans Receivables, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Modified [Line Items]
[custom:DescriptionOnConstructionLoan]	As of December 31, 2024, we have 61 borrowers, all of whom borrow money for the purpose of building new homes. The loans typically involve funding of the lot and a portion of construction costs, for a total of between
Debt Instrument, Interest Rate, Effective Percentage	2.50%
[custom:PercentageOnLoanFee-0]	5.00%
[custom:PercentageOnCostOfFunds-0]	11.49%
[custom:AllowanceForNotesAndLoansReceivableCurrentImpactOfAdoption]	$ 178
[custom:UnfundedLoanCommitments]	22,515	$ 25,263
[custom:AllowanceForCreditLossesOnUnfundedLoanCommitments]	$ 88
Minimum [Member]
Financing Receivable, Modified [Line Items]
[custom:PercentageOnPortionOfConstructionCosts]	50.00%
Maximum [Member]
Financing Receivable, Modified [Line Items]
[custom:PercentageOnPortionOfConstructionCosts]	70.00%